Stock-based compensation - Summary of Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shares subject to option
Beginning Balance (shares)	6,714,283
Granted (shares)	0	0	0
Exercised (shares)	(2,543,235)
Canceled/Expired (shares)	(27,473)
Ending Balance (shares)	4,143,575	6,714,283
Vested and expected to vest (shares)	4,143,575
Exercisable (shares)	4,143,575
Weighted-average exercise price
Beginning Balance (usd per share)	$ 25.67
Granted (usd per share)	0
Exercised (usd per share)	25.14
Canceled/Expired (usd per share)	21.93
Ending Balance (usd per share)	26.03	$ 25.67
Vested and expected to vest (usd per share)	26.03
Exercisable (usd per share)	$ 26.03
Weighted-average remaining contractual term (in years)
Weighted- average remaining contractual term (in years)	1 year 4 months 24 days	2 years
Vested and expected to vest	1 year 4 months 24 days
Exercisable	1 year 4 months 24 days